UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
January 31, 2018

AC Alternatives Income - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
BANK LOAN OBLIGATIONS(1) — 16.7%
Advertising — 0.1%
Polyconcept Investments B.V., USD 2016 Term Loan B, 6.32%, 8/16/23		287,855	290,734
Aerospace and Defense — 1.0%
Accudyne Industries, LLC, 2017 Term Loan, 5.32%, 8/16/24		647,417	654,784
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.32%, 7/7/22		896,910	907,911
Jazz Acquisition, Inc., 1st Lien Term Loan, 5.19%, 6/19/21		245,393	239,994
Sequa Mezzanine Holdings L.L.C., 1st Lien Term Loan, 6.55%, 11/28/21		425,116	432,025
Sequa Mezzanine Holdings L.L.C., 2nd Lien Term Loan, 10.75%, 4/28/22		89,620	91,599
TransDigm, Inc., 2017 Extended Term Loan F, 4.36%, 6/9/23		163,760	165,462
			2,491,775
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term Loan B, 6.94%, 8/12/22		367,096	370,767
Commercial Services and Supplies — 0.6%
Belron Finance US LLC, EUR Term Loan B, 2.75%, 11/7/24	EUR	188,383	236,343
Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 4.32%, 5/2/22		512,457	517,796
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 4.32%, 3/1/21		247,429	248,600
Sedgwick Claims Management Services, Inc., 2016 1st Lien Term Loan, 4.94%, 3/1/21		218,196	219,228
Sterling Infosystems, Inc., 1st Lien Term Loan, 5.07%, 6/20/22		43,415	43,740
TNS, Inc., 1st Lien Term Loan, 5.78%, 8/14/22		247,212	248,629
			1,514,336
Communications — 0.9%
GTT Communications, Inc., 2017 Add on Term Loan B, 4.875%, 1/9/24		299,244	302,142
MH Sub I, LLC, 2017 1st Lien Term Loan, 5.34%, 9/13/24		671,879	675,742
MH Sub I, LLC, 2017 2nd Lien Term Loan, 9.09%, 9/15/25		75,571	76,169
Parexel International Corporation, Term Loan B, 4.32%, 9/27/24		546,554	551,268
West Corporation, 2017 Term Loan, 5.57%, 10/10/24		177,729	179,908
Windstream Services, LLC, Repriced Term Loan B6, 5.56%, 3/29/21		347,181	330,110
			2,115,339
Communications Equipment — 0.3%
Masergy Communications, 2017 1st Lien Term Loan, 5.44%, 12/15/23		8,239	8,301
Polycom, Inc., 1st Lien Term Loan, 6.82%, 9/27/23		288,723	291,130
Radiate Holdco, LLC, 1st Lien Term Loan, 4.57%, 2/1/24		487,281	489,324
			788,755
Construction and Engineering — 0.1%
SRS Distribution Inc., 2015 Term Loan B, 4.87%, 8/25/22		302,170	305,255
Construction Materials — 0.2%
Caelus Energy Alaska O3, LLC, 2nd Lien Term Loan, 9.10%, 4/15/20		176,969	157,944
CPG International Inc., 2017 Term Loan, 5.59%, 5/3/24		340,546	344,732
			502,676
Consumer Discretionary — 0.4%
National Vision, Inc., 2017 Repriced Term Loan, 4.32%, 11/20/24		417,634	420,505
NPC International, Inc., 1st Lien Term Loan, 5.15%, 4/19/24		104,307	105,481
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 4.83%, 5/6/21		550,384	554,856
			1,080,842

Consumer Finance†
ASP MCS Acquisition Corp., Term Loan B, 6.31%, 5/18/24		75,435	76,472
Consumer, Cyclical — 0.4%
CH Hold Corp., 1st Lien Term Loan, 4.57%, 2/1/24		77,893	78,672
Financiere Dry Mix Solutions S.A.S., EUR 1st Lien Term Loan, 3/8/24(2)	EUR	174,404	217,912
Hayward Industries, Inc., 1st Lien Term Loan, 5.07%, 8/5/24		498,750	503,321
Sabre GLBL Inc., Incremental Term Loan B, 3.82%, 2/22/24		39,997	40,324
Tacala, LLC, 1st Lien Term Loan, 1/17/25(2)		66,513	67,414
Travel Leaders Group, LLC, New 2017 1st Lien Term Loan, 5.92%, 1/25/24		33,147	33,658
			941,301
Consumer, Non-cyclical — 0.1%
Concentra Inc., 1st Lien Term Loan, 6/1/22(2)		131,746	133,228
Containers and Packaging — 0.4%
Berlin Packaging LLC, 2017 Term Loan B, 4.87%, 10/1/21		248,723	251,210
BWAY Holding Company, 2017 Term Loan B, 4.96%, 4/3/24		623,305	629,204
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.69%, 12/29/23		153,089	154,393
			1,034,807
Diversified Financial Services — 0.5%
AqGen Ascensus, Inc., 2017 Repriced Term Loan, 5.15%, 12/5/22		136,107	137,299
Hub International Limited, Term Loan B, 4.41%, 10/2/20		310,088	312,643
Jane Street Group, LLC, 2017 Term Loan B, 6.07%, 8/25/22		104,544	106,244
Travelport Finance (Luxembourg) S.a.r.l., New 2017 Term Loan, 4.17%, 9/2/21		698,728	702,364
			1,258,550
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc., 2017 Term Loan B, 4.32%, 1/31/25		346,881	342,221
Frontier Communications Corp., 2017 Term Loan B1, 5.33%, 6/15/24		249,373	244,958
Hargray Communications Group, Inc., 2017 Term Loan B, 4.57%, 5/16/24		462,282	466,038
Intelsat Jackson Holdings S.A., 2017 Term Loan B4, 6.19%, 1/14/24		99,619	101,126
Intelsat Jackson Holdings S.A., 2017 Term Loan B5, 6.625%, 1/14/24		326,455	329,107
Telesat Canada, Term Loan B4, 4.70%, 11/17/23		202,529	204,099
			1,687,549
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 5.77%, 10/31/24		72,573	73,586
Oxbow Carbon LLC, 2017 Repriced Term Loan, 5.32%, 12/14/22		44,499	45,111
Traverse Midstream Partners LLC, 2017 Term Loan, 5.85%, 9/27/24		40,662	41,242
			159,939
Energy Equipment and Services — 0.3%
Murray Energy Corporation, Term Loan B2, 8.94%, 4/16/20		881,555	813,376
Engineering and Construction†
TRC Companies, Inc., Term Loan, 5.07%, 6/21/24		94,999	95,385
Equity Real Estate Investment Trusts (REITs) — 0.3%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.57%, 10/24/22		220,336	212,797
VICI Properties 1 LLC, Replacement Term Loan B, 3.81%, 12/20/24		442,184	446,104
			658,901
Financial Services — 0.1%
Asurion LLC, 2017 Term Loan B5, 4.57%, 11/3/23		247,758	250,043
Food Products†
Agro Merchants NAI Holdings, LLC, 2017 1st Lien Term Loan B, 5.32%, 12/6/24		89,993	91,118
Health Care Providers and Services — 0.9%
BioClinica, Inc., 1st Lien Term Loan, 6.00%, 10/20/23		313,330	307,064

Change Healthcare Holdings, Inc., 2017 Term Loan B, 4.32%, 3/1/24		272,511	274,555
Envision Healthcare Corporation, 2016 Term Loan B, 4.58%, 12/1/23		146,732	147,558
HCA Inc., Term Loan B8, 3.82%, 2/15/24		7,761	7,841
Jaguar Holding Company II, 2017 Term Loan, 4.39%, 8/18/22		673,043	678,595
National Mentor Holdings, Inc., Term Loan B, 4.69%, 1/31/21		234,519	237,841
nThrive, Inc., 2016 1st Lien Term Loan, 6.07%, 10/20/22		267,755	269,874
Team Health Holdings, Inc., 1st Lien Term Loan, 4.32%, 2/6/24		94,529	92,993
Tecomet Inc., 2017 Repriced Term Loan, 4.89%, 5/1/24		93,189	94,471
			2,110,792
Hotels, Restaurants and Leisure — 0.1%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 3.87%, 2/16/24		183,332	184,616
Aramark Services, Inc., 2017 Term Loan B1, 3.57%, 3/11/25		146,613	148,048
			332,664
Industrial — 0.2%
Compass Power Generation LLC, 2017 Term Loan B, 5.39%, 12/20/24		128,908	130,761
EXC Holdings III Corp., EUR 2017 1st Lien Term Loan, 3.50%, 12/2/24	EUR	19,972	25,023
EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 5.16%, 12/2/24		138,328	140,230
PODS, LLC, Term Loan B3, 4.56%, 12/6/24		86,628	87,657
SIG Combibloc PurchaseCo S.a.r.l., 2017 EUR Term Loan, 3/13/22(2)	EUR	83,665	104,597
			488,268
Industrial Conglomerates — 0.5%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.82%, 9/1/21		578,036	586,348
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 3.81%, 4/3/22		123,131	123,084
Core & Main LP, 2017 Term Loan B, 4.46%, 8/1/24		109,219	110,072
Gates Global LLC, 2017 USD Repriced Term Loan B, 4.69%, 4/1/24		496,878	501,415
			1,320,919
Insurance — 0.4%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.82%, 8/12/22		779,487	786,312
Asurion LLC, 2017 Term Loan B4, 4.32%, 8/4/22		248,750	250,966
			1,037,278
Internet Software and Services — 0.7%
Ancestry.com Operations Inc., 2017 1st Lien Term Loan, 4.83%, 10/19/23		691,888	698,378
Go Daddy Operating Company, LLC, 2017 Repriced Term Loan, 3.82%, 2/15/24		466,683	470,563
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, 4.38%, 11/3/23		557,557	563,233
			1,732,174
IT Services — 0.6%
First Data Corporation, 2022 USD Term Loan, 3.81%, 7/8/22		437,500	440,996
First Data Corporation, 2024 USD Term Loan, 3.81%, 4/26/24		322,908	325,598
Netsmart Technologies, Inc., 2016 Term Loan C1, 6.19%, 4/19/23		351,662	356,945
WEX Inc., 2017 Term Loan B2, 3.82%, 6/30/23		353,204	357,949
			1,481,488
Life Sciences Tools and Services — 0.1%
INC Research, LLC, 2017 Term Loan B, 3.82%, 8/1/24		198,189	199,412
Machinery — 0.4%
Circor International, Inc., 2017 1st Lien Term Loan, 5.05%, 11/20/24		268,016	270,640
DXP Enterprises, Inc., 2017 Term Loan B, 7.07%, 8/29/23		66,987	67,824
Husky Injection Molding Systems Ltd., 1st Lien Term Loan, 4.82%, 6/30/21		340,095	342,519
Rexnord LLC, 2017 Term Loan B, 3.81%, 8/21/24		252,109	254,505
			935,488

Media — 1.0%
Acosta Holdco, Inc., 2015 Term Loan, 4.82%, 9/26/21		129,682	113,364
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 5.02%, 7/23/21		273,586	270,885
CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan, 5.44%, 7/8/22		35,558	35,647
Checkout Holding Corp., 1st Lien Term Loan, 5.07%, 4/9/21		350,549	284,530
Checkout Holding Corp., 2nd Lien Term Loan, 8.32%, 4/11/22		47,376	19,815
CSC Holdings, LLC, 2017 1st Lien Term Loan, 3.81%, 7/17/25		195,087	195,717
CSC Holdings, LLC, 2018 Term Loan B, 1/12/26(2)		163,827	165,261
Emerald Expositions Holding, Inc., 2017 Term Loan B, 4.42%, 5/22/24		500,000	505,000
Trader Corporation, 2017 Term Loan B, 4.69%, 9/28/23		139,847	140,255
Unitymedia Finance LLC, Term Loan B, 3.81%, 9/30/25		189,923	190,675
Unitymedia Hessen GmbH & Co. KG, EUR Term Loan C, 1/15/27(2)	EUR	11,763	14,675
Virgin Media Bristol LLC, 2017 USD Term Loan, 4.06%, 1/15/26		193,885	195,231
Ziggo Secured Finance BV, EUR Term Loan F, 3.00%, 4/15/25	EUR	370,632	461,928
			2,592,983
Metals and Mining — 0.4%
TurboCombustor Technology, Inc, New Term Loan B, 6.19%, 12/2/20		300,234	296,480
WireCo WorldGroup, Inc., 1st Lien Term Loan, 6.98%, 9/30/23		757,937	764,952
			1,061,432
Oil, Gas and Consumable Fuels — 0.3%
Cactus Wellhead, LLC, Term Loan, 7.69%, 7/31/20		299,680	301,928
Talos Production LLC, 2nd Lien Bridge Term Loan, 11.00%, 4/3/22		500,000	482,500
			784,428
Personal Products — 0.2%
KIK Custom Products, Inc., 2015 Term Loan B, 6.17%, 8/26/22		368,844	373,322
Pharmaceuticals — 0.4%
Packaging Coordinators Midco, Inc., 1st Lien Term Loan, 5.78%, 6/30/23		433,439	437,233
U.S. Anesthesia Partners, Inc., 2017 Term Loan, 4.57%, 6/23/24		664,956	672,852
			1,110,085
Real Estate Management and Development†
Capital Automotive L.P., 2017 1st Lien Term Loan, 4.08%, 3/24/24		54,271	54,678
Capital Automotive L.P., 2017 2nd Lien Term Loan, 7.58%, 3/24/25		46,559	47,722
			102,400
Retail — 0.1%
Arby's Restaurant Group, Inc., 1st Lien Term Loan, 1/17/25(2)		161,434	163,806
Software — 2.3%
Autodata, Inc., 1st Lien Term Loan, 4.82%, 12/13/24		112,813	114,082
Barracuda Networks, Inc., 1st Lien Term Loan, 1/3/25(2)		68,056	68,856
Compuware Corporation, Term Loan B3, 5.90%, 12/15/21		498,731	502,786
DigiCert, Inc., 2017 2nd Lien Term Loan, 9.77%, 10/31/25		44,020	44,717
DigiCert, Inc., 2017 Term Loan B1, 6.52%, 10/31/24		135,004	137,434
Epicor Software Corporation, 1st Lien Term Loan, 5.33%, 6/1/22		260,860	262,979
Eze Castle Software Inc., 2017 1st Lien Term Loan, 4.64%, 4/6/20		498,703	502,366
Intralinks, Inc., 1st Lien Term Loan, 5.70%, 11/11/24		176,139	176,525
Kronos Incorporated, 2017 Term Loan B, 4.90%, 11/1/23		500,000	505,568
Press Ganey Holdings, Inc., 2017 1st Lien Term Loan, 4.57%, 10/21/23		368,727	373,105
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 5.04%, 4/26/24		275,740	270,455
Quest Software US Holdings Inc., 2017 Term Loan B, 7.27%, 10/31/22		420,309	430,161
RP Crown Parent, LLC, 2016 Term Loan B, 4.57%, 10/12/23		371,870	375,085

Salient CRGT, Inc., 2017 Term Loan, 7.32%, 2/25/22		109,814	111,187
SolarWinds Holdings, Inc., 2017 Term Loan, 5.07%, 2/5/23		598,818	602,788
Sophia, L.P., 2017 Term Loan B, 4.94%, 9/30/22		745,323	750,581
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.94%, 6/30/22		491,348	488,073
			5,716,748
Specialty Retail — 0.3%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, 4.24%, 8/18/23		343,916	345,899
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.77%, 1/26/23		419,103	319,252
Sally Holdings, LLC, Term Loan B1, 4.125%, 7/5/24		69,053	69,657
			734,808
Technology Hardware, Storage and Peripherals — 0.4%
Dell Inc., 2017 1st Lien Term Loan, 3.58%, 9/7/23		300,032	301,567
Dell Inc., 2017 Term Loan A2, 3.33%, 9/7/21		96,250	96,460
Optiv Security, Inc., 1st Lien Term Loan, 4.625%, 2/1/24		143,405	136,862
Tempo Acquisition LLC, Term Loan, 4.57%, 5/1/24		539,138	542,398
			1,077,287
Textiles, Apparel and Luxury Goods — 0.1%
Ascena Retail Group, Inc., 2015 Term Loan B, 6.125%, 8/21/22		318,420	285,516
Utilities — 0.3%
ExGen Renewables IV, LLC, Term Loan B, 4.47%, 11/28/24		120,470	122,277
Gamma Infrastructure III B.V., EUR 1st Lien Term Loan B, 1/9/25(2)	EUR	163,587	203,420
Research Now Group, Inc., 2017 1st Lien Term Loan, 7.13%, 12/20/24		295,547	291,606
			617,303
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc., 1st Lien Term Loan B, 4.125%, 2/2/24		143,770	144,324
WP CPP Holdings, LLC, Term Loan B3, 5.27%, 12/28/19		498,688	499,623
			643,947
TOTAL BANK LOAN OBLIGATIONS (Cost $41,190,166)			41,563,696
ASSET-BACKED SECURITIES(3) — 16.5%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.72%, 12/8/21		80,000	80,816
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92%, 11/16/20(4)		248,121	250,161
Avant Loans Funding Trust, Series 2017-B, Class C, 4.99%, 11/15/23(4)		500,000	504,912
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class C, 4.17%, 3/20/24(4)		500,000	498,540
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 1.88%, 2/26/18, resets monthly off the 1-month LIBOR plus 0.32%		187,443	186,658
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(4)		838,375	835,264
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(4)		237,667	232,416
CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23		750,000	752,342
CFG Investments 2017-1 Ltd., Series 2017-1, Class A SEQ, 7.87%, 11/15/26(4)		1,000,000	1,048,289
CFG Investments 2017-1 Ltd., Series 2017-1, Class B, 9.42%, 11/15/26(4)		1,000,000	972,514
CLI Funding V LLC, Series 2013-2A, Class NOTE SEQ, 3.22%, 6/18/28(4)		285,852	281,832
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(4)		903,360	894,179
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(4)		397,376	393,693
CLI Funding VI LLC, Series 2017-1A, Class A SEQ, 3.62%, 5/18/42(4)		463,847	463,546
Coinstar Funding LLC Series, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(4)		496,250	514,254
CPS Auto Receivables Trust, Series 2014-C, Class D, 4.83%, 8/17/20(4)		250,000	252,032
CPS Auto Receivables Trust, Series 2015-C, Class C SEQ, 3.42%, 8/16/21(4)		370,000	372,229
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(4)		207,000	211,396
CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(4)		750,000	767,187

Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(4)	664,125	658,250
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(4)	250,000	253,237
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21(4)	766,073	773,906
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(4)	380,000	384,379
DT Auto Owner Trust, Series 2016-1A, Class D, 4.66%, 12/15/22(4)	1,000,000	1,018,941
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(4)	400,000	407,642
DT Auto Owner Trust, Series 2017-2A, Class E, 6.03%, 1/15/24(4)	750,000	775,842
Element Rail Leasing II LLC, Series 2015-1A, Class A2 SEQ, 3.59%, 2/19/45(4)	750,000	749,190
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10%, 12/15/20(4)	1,210,000	1,222,449
Exeter Automobile Receivables Trust, Series 2015-1A, Class D, 5.83%, 12/15/21(4)	1,000,000	1,020,998
Exeter Automobile Receivables Trust, Series 2016-3A, Class D, 6.40%, 7/17/23(4)	1,000,000	1,055,136
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(4)	183,750	181,540
Global SC Finance II SRL, Series 2013-2A, Class A SEQ, 3.67%, 11/17/28(4)	574,667	571,095
Global SC Finance II SRL, Series 2014-1A, Class A1 SEQ, 3.19%, 7/17/29(4)	904,150	892,898
Global SC Finance II SRL, Series 2014-1A, Class A2 SEQ, 3.09%, 7/17/29(4)	906,750	891,675
Global SC Finance IV Ltd., Series 2017-1A, Class A SEQ, 3.85%, 4/15/37(4)	933,435	941,893
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(4)	737,249	765,872
Hertz Vehicle Financing II LP, Series 2016-1A, Class B, 3.72%, 3/25/20(4)	166,000	167,450
Hertz Vehicle Financing II LP, Series 2016-2A, Class B, 3.94%, 3/25/22(4)	262,800	267,043
Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/25/22(4)	370,000	378,321
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/23(4)	1,475,000	1,516,893
Hertz Vehicle Financing II LP, Series 2017-2A, Class C, 5.31%, 10/25/23(4)	250,000	258,918
Kabbage Asset Securitization LLC, Series 2017-1, Class A SEQ, 4.57%, 3/15/22(4)	1,500,000	1,524,250
Marlette Funding Trust, Series 2017-1A, Class A SEQ, 2.83%, 3/15/24(4)	742,107	744,560
Marlette Funding Trust, Series 2017-2A, Class C, 4.58%, 7/15/24(4)	1,000,000	1,024,419
Marlette Funding Trust, Series 2017-3A, Class C, 4.01%, 12/15/24(4)	500,000	506,041
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 3/18/26(4)	981,000	990,283
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(4)	170,803	171,010
OneMain Financial Issuance Trust, Series 2016-2A, Class A SEQ, 4.10%, 3/20/28(4)	685,000	694,388
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.94%, 3/20/28(4)	1,000,000	1,015,441
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(4)	475,000	481,956
OneMain Financial Issuance Trust, Series 2017-1A, Class D, 4.52%, 9/14/32(4)	2,000,000	2,003,015
Santander Drive Auto Receivables Trust, Series 2016-1, Class D, 4.02%, 4/15/22	500,000	511,625
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class B, VRN, 2.40%, 2/20/18(4)(5)	75,747	75,495
Skopos Auto Receivables Trust, Series 2015-2A, Class B, 5.71%, 2/15/21(4)	882,240	891,565
Springleaf Funding Trust, Series 2015-AA, Class A SEQ, 3.16%, 11/15/24(4)	600,000	601,613
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(4)	130,000	130,245
TAL Advantage V LLC, Series 2014-1A, Class A SEQ, 3.51%, 2/22/39(4)	477,542	475,943
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(4)	205,000	202,501
Textainer Marine Containers V Ltd., Series 2017-1A, Class A SEQ, 3.72%, 5/20/42(4)	419,067	420,788
Triton Container Finance IV LLC, Series 2017-2A, Class A SEQ, 3.62%, 8/20/42(4)	962,490	961,569
Triton Container Finance VI LLC, Series 2017-1A, Class A SEQ, 3.52%, 6/20/42(4)	755,041	749,166
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(4)	985,937	1,009,105
VOLT LIX LLC, Series 2017-NPL6, Class A1 SEQ, VRN, 3.25%, 5/25/20(4)(6)	697,640	699,057
VOLT LVII LLC, Series 2017-NPL4, Class A1 SEQ, VRN, 3.375%, 4/25/20(4)(6)	551,973	554,503
TOTAL ASSET-BACKED SECURITIES (Cost $40,859,128)		41,104,366
COMMON STOCKS — 15.4%
Automobiles — 0.1%
General Motors Co.	5,160	218,836

Beverages — 1.0%
Dr Pepper Snapple Group, Inc.	11,960	1,427,426
PepsiCo, Inc.	9,690	1,165,707
		2,593,133
Biotechnology — 1.2%
AbbVie, Inc.	11,480	1,288,286
Amgen, Inc.	2,540	472,567
Gilead Sciences, Inc.	15,340	1,285,492
		3,046,345
Chemicals — 0.5%
RPM International, Inc.	21,780	1,136,916
Commercial Services and Supplies — 0.5%
KAR Auction Services, Inc.	22,180	1,209,697
Communications Equipment — 0.5%
Cisco Systems, Inc.	29,220	1,213,799
Consumer Discretionary†
CHC Group LLC (Ordinary Membership Interest)(7)	1,954	16,609
Distributors — 0.1%
Genuine Parts Co.	2,330	242,483
Equity Real Estate Investment Trusts (REITs) — 4.7%
AIMS AMP Capital Industrial REIT	462,769	483,300
Americold Realty Trust(7)	3,909	71,456
Automotive Properties Real Estate Investment Trust	22,709	195,519
CapitaLand Retail China Trust	405,300	522,150
CBL & Associates Properties, Inc.	53,400	296,904
Charter Hall Retail REIT	124,076	382,925
Colony NorthStar, Inc., Class A	42,288	379,746
Cominar Real Estate Investment Trust	29,895	352,178
DDR Corp.	49,089	398,603
Dream Global Real Estate Investment Trust	41,622	420,619
Eurocommercial Properties NV	6,392	301,409
Folkestone Education Trust	97,045	211,919
Fortune Real Estate Investment Trust	480,000	603,172
Frasers Logistics & Industrial Trust	471,700	409,924
HCP, Inc.	10,500	252,840
Intervest Offices & Warehouses NV	14,420	413,563
Invesco Office J-Reit, Inc.	408	464,171
Kimco Realty Corp.	15,885	252,730
Kite Realty Group Trust	27,367	461,408
Kiwi Property Group Ltd.	403,242	410,094
LaSalle Hotel Properties	14,945	456,420
Mercialys SA	13,025	296,256
MGM Growth Properties LLC, Class A	10,100	283,406
Park Hotels & Resorts, Inc.	9,966	288,117
Sabra Health Care REIT, Inc.	33,247	601,771
Slate Retail REIT(7)	33,949	337,282
STAG Industrial, Inc.	9,900	250,668
Star Asia Investment Corp.	441	439,101
Sunlight Real Estate Investment Trust	652,500	456,262

Vicinity Centres	212,325	460,236
Wereldhave NV	12,600	625,897
		11,780,046
Food and Staples Retailing — 0.5%
Sysco Corp.	18,710	1,176,298
Gas Utilities — 0.4%
Spire, Inc.	15,890	1,056,685
Health Care Providers and Services — 0.1%
Cardinal Health, Inc.	3,570	256,290
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp.	3,420	244,906
Household Durables — 0.7%
Garmin Ltd.	3,770	237,284
Newell Brands, Inc.	7,080	187,195
Tupperware Brands Corp.	18,380	1,061,629
Whirlpool Corp.	1,360	246,731
		1,732,839
Industrial Conglomerates — 0.1%
Toshiba Corp.(7)	126,137	359,335
Leisure Products — 0.1%
Hasbro, Inc.	2,500	236,425
Machinery — 0.5%
Cummins, Inc.	6,250	1,175,000
Media — 0.2%
Omnicom Group, Inc.	6,420	492,093
Metals and Mining — 0.1%
Nucor Corp.	3,380	226,325
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc.	16,100	292,537
Blackstone Mortgage Trust, Inc., Class A	573	17,763
Granite Point Mortgage Trust, Inc.	25,767	444,223
MFA Financial, Inc.	41,000	293,560
Starwood Property Trust, Inc.	23,791	485,099
TPG RE Finance Trust, Inc.	23,649	445,074
Western Asset Mortgage Capital Corp.	13,851	129,230
		2,107,486
Multiline Retail — 0.1%
Nordstrom, Inc.	4,700	231,757
Oil, Gas and Consumable Fuels — 0.8%
Kinder Morgan, Inc.	59,520	1,070,170
Marathon Petroleum Corp.	13,290	920,598
		1,990,768
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	3,700	231,620
Eli Lilly & Co.	2,670	217,471
Johnson & Johnson	8,120	1,122,103
		1,571,194
Real Estate Investment Trusts (REITs) — 0.1%
New South Resources Ltd.(7)	241,565	291,979

Semiconductors and Semiconductor Equipment — 0.5%
Intel Corp.	25,450	1,225,163
Specialty Retail — 0.2%
Penske Automotive Group, Inc.	4,680	244,249
Williams-Sonoma, Inc.	4,310	220,801
		465,050
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	53,090	1,238,059
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc.	10,750	233,490
Tapestry, Inc.	5,020	236,141
VF Corp.	3,020	245,043
		714,674
TOTAL COMMON STOCKS (Cost $35,822,845)		38,250,190
COLLATERALIZED LOAN OBLIGATIONS(3) — 12.1%
AMMC CLO XII Ltd., Series 2013-12A, Class ER, VRN, 7.59%, 2/12/18, resets quarterly off the 3-month LIBOR plus 6.18%(4)	1,000,000	1,030,200
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, VRN, 4.37%, 4/16/18, resets quarterly off the 3-month LIBOR plus 2.65%(4)	750,000	756,950
Atrium XII, Series 12A, Class DR, VRN, 4.54%, 4/23/18, resets quarterly off the 3-month LIBOR plus 2.80%(4)	1,000,000	1,003,011
Catamaran Collateralized Loan Obligations Ltd., Series 2012-1A, Class E, VRN, 6.88%, 3/20/18, resets quarterly off the 3-month LIBOR plus 5.25%(4)	1,000,000	1,003,534
CIFC Funding Ltd., Series 2016-1A, Class D, VRN, 5.74%, 4/23/18, resets quarterly off the 3-month LIBOR plus 4.00%(4)	1,000,000	1,024,247
Covenant Credit Partners Collateralized Loan Obligations II Ltd., Series 2014-2A, Class D, VRN, 5.38%, 4/17/18, resets quarterly off the 3-month LIBOR plus 3.65%(4)	1,000,000	1,004,150
Galaxy XVI Collateralized Loan Obligations Ltd., Series 2013-16A, Class E, VRN, 5.92%, 2/16/18, resets quarterly off the 3-month LIBOR plus 4.50%(4)	814,944	810,935
Garrison Funding Ltd., Series 2015-1A, Class CR, VRN, 5.36%, 2/26/18, resets quarterly off the 3-month LIBOR plus 3.90%(4)	1,000,000	1,025,372
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class E2, VRN, 6.94%, 4/20/18, resets quarterly off the 3-month LIBOR plus 5.20%(4)	864,407	877,490
Jamestown CLO IV Ltd., Series 2014-4A, Class CR, VRN, 4.37%, 4/16/18, resets quarterly off the 3-month LIBOR plus 2.65%(4)	1,000,000	1,002,010
Magnetite XIV Ltd., Series 2015-14X, Class E, VRN, 6.98%, 4/18/18, resets quarterly off the 3-month LIBOR plus 5.25%	500,000	507,590
Nelder Grove Collateralized Loan Obligations Ltd., Series 2014-1A, Class D1R, VRN, 5.57%, 2/28/18, resets quarterly off the 3-month LIBOR plus 4.10%(4)	1,000,000	1,005,877
Northwoods Capital X Ltd., Series 2013-10A, Class DR, VRN, 4.89%, 2/5/18, resets quarterly off the 3-month LIBOR plus 3.50%(4)	1,000,000	1,005,810
Northwoods Capital XVI Ltd., Series 2017-16A, Class D, VRN, 4.57%, 2/15/18, resets quarterly off the 3-month LIBOR plus 3.15%(4)	1,000,000	1,011,279
OHA Credit Partners IX Ltd., Series 2013-9A, Class E, VRN, 6.74%, 4/20/18, resets quarterly off the 3-month LIBOR plus 5.00%(4)	1,250,000	1,255,655
OZLM Funding II Ltd., Series 2012-2A, Class CR, VRN, 5.77%, 4/30/18, resets quarterly off the 3-month LIBOR plus 4.00%(4)	500,000	504,469
OZLM VI Ltd., Series 2014-6A, Class D, VRN, 6.48%, 4/17/18, resets quarterly off the 3-month LIBOR plus 4.75%(4)	535,000	537,544
OZLM XIX Ltd., Series 2017-19A, Class D, VRN, 7.97%, 4/16/18, resets quarterly off the 3-month LIBOR plus 6.60%(4)	250,000	260,383
Pinnacle Park Collateralized Loan Obligations Ltd., Series 2014-1A, Class E, VRN, 6.67%, 4/16/18, resets quarterly off the 3-month LIBOR plus 4.95%(4)	520,000	519,791
Shackleton Collateralized Loan Obligations, Series 2014-6A, Class D, VRN, 5.33%, 4/17/18, resets quarterly off the 3-month LIBOR plus 3.60%(4)	750,000	753,415
Shackleton Collateralized Loan Obligations Ltd., Series 2013-4A, Class E, VRN, 6.72%, 4/13/18, resets quarterly off the 3-month LIBOR plus 5.00%(4)	1,300,000	1,308,045

Sound Harbor Loan Fund Ltd., Series 2014-1A, Class CR, VRN, 5.67%, 4/30/18, resets quarterly off the 3-month LIBOR plus 3.90%(4)	1,500,000	1,512,442
SOUND POINT CLO XVII, Series 2017-3A, Class D, VRN, 7.86%, 4/20/18, resets quarterly off the 3-month LIBOR plus 6.50%(4)	250,000	258,821
Sound Point Collateralized Loan Obligations V Ltd., Series 2014-1A, Class D, VRN, 5.13%, 4/18/18, resets quarterly off the 3-month LIBOR plus 3.40%(4)	300,000	301,617
TICP Collateralized Loan Obligations I Ltd., Series 2015-1A, Class D, VRN, 5.29%, 4/20/18, resets quarterly off the 3-month LIBOR plus 3.55%(4)	1,000,000	1,000,735
TICP Collateralized Loan Obligations VI Ltd., Series 2016-6A, Class D, VRN, 5.92%, 4/16/18, resets quarterly off the 3-month LIBOR plus 4.20%(4)	1,000,000	1,022,520
Venture XVI CLO Ltd., Series 2014-16A, Class DRR, VRN, 1.80%, 4/16/18, resets quarterly off the 3-month LIBOR plus 2.51%(4)	1,000,000	995,000
Venture XVIII CLO Ltd., Series 2014-18A, Class DR, VRN, 4.82%, 4/16/18, resets quarterly off the 3-month LIBOR plus 3.10%(4)	1,000,000	1,016,714
Vibrant Collateralized Loan Obligations III Ltd., Series 2015-3A, Class C, VRN, 5.39%, 4/20/18, resets quarterly off the 3-month LIBOR plus 3.65%(4)	1,250,000	1,255,162
Vibrant Collateralized Loan Obligations VIII Ltd., Series 2018-8A, Class C, VRN, 4.96%, 4/20/18, resets quarterly off the 3-month LIBOR plus 2.85%(4)(8)	1,000,000	1,000,000
Voya CLO Ltd., Series 2015-3A, Class D2, VRN, 7.19%, 4/20/18, resets quarterly off the 3-month LIBOR plus 5.45%(4)	1,000,000	1,012,469
Voya Collateralized Loan Obligations Ltd., Series 2014-4A, Class D, VRN, 7.22%, 4/16/18, resets quarterly off the 3-month LIBOR plus 5.50%(4)	1,100,000	1,106,219
WhiteHorse VII Ltd., Series 2013-1A, Class B1L, VRN, 5.15%, 2/26/18, resets quarterly off the 3-month LIBOR plus 3.70%(4)	1,500,000	1,509,535
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $29,645,094)		30,198,991
CORPORATE BONDS — 11.1%
Aerospace and Defense — 0.1%
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(4)	126,000	133,245
Airlines — 0.4%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.88%, 2/15/19(4)	445,000	443,888
United Continental Holdings, Inc., 5.00%, 2/1/24	522,000	529,830
		973,718
Auto Components — 0.1%
Allison Transmission, Inc., 5.00%, 10/1/24(4)	156,000	157,950
Automobiles — 0.1%
Tesla, Inc., 5.30%, 8/15/25(4)	219,000	209,309
Commercial Services and Supplies — 0.7%
APTIM Corp., 7.75%, 6/15/25(4)	388,000	360,685
Iron Mountain, Inc., 5.25%, 3/15/28(4)	240,000	234,600
KAR Auction Services, Inc., 5.13%, 6/1/25(4)	440,000	447,150
Live Nation Entertainment, Inc., 4.88%, 11/1/24(4)	225,000	230,063
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(4)	318,000	352,582
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(4)	114,000	117,420
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(4)	120,000	120,600
		1,863,100
Communications Equipment — 0.5%
CB Escrow Corp., 8.00%, 10/15/25(4)	179,000	180,343
ViaSat, Inc., 5.63%, 9/15/25(4)	212,000	211,735
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	272,000	285,940
Zayo Group LLC / Zayo Capital, Inc., 6.38%, 5/15/25	573,000	603,082
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(4)	32,000	32,602
		1,313,702
Construction and Engineering — 0.4%

AECOM, 5.13%, 3/15/27		760,000	762,850
SBA Communications Corp., 4.88%, 7/15/22		126,000	129,308
			892,158
Construction Materials — 0.5%
American Woodmark Corp., 4.88%, 3/15/26(4)(8)		169,000	169,000
CPG Merger Sub LLC, 8.00%, 10/1/21(4)		464,000	483,581
Eagle Materials, Inc., 4.50%, 8/1/26		125,000	130,454
Summit Materials LLC / Summit Materials Finance Corp., 5.13%, 6/1/25(4)		556,000	567,815
			1,350,850
Consumer Finance — 0.1%
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(4)		102,000	100,980
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(4)		69,000	68,439
			169,419
Consumer Staples — 0.4%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(4)		295,000	290,575
Sabre GLBL, Inc., 5.38%, 4/15/23(4)		292,000	297,928
Sabre GLBL, Inc., 5.25%, 11/15/23(4)		303,000	307,178
			895,681
Containers and Packaging — 0.7%
Berry Global, Inc., 5.13%, 7/15/23		100,000	104,180
Berry Global, Inc., 4.50%, 2/15/26(4)		279,000	278,916
BWAY Holding Co., 5.50%, 4/15/24(4)		409,000	424,849
BWAY Holding Co., 7.25%, 4/15/25(4)		395,000	413,269
Multi-Color Corp., 4.88%, 11/1/25(4)		450,000	452,812
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	105,000	135,598
			1,809,624
Diversified Consumer Services†
Service Corp. International, 4.63%, 12/15/27		86,000	85,463
Diversified Financial Services — 0.1%
Intrum Justitia AB, 3.13%, 7/15/24(4)	EUR	195,000	239,782
Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA, 9.50%, 9/30/22(4)		462,000	531,589
Level 3 Financing, Inc., 5.63%, 2/1/23		600,000	609,000
			1,140,589
Electronic Equipment, Instruments and Components — 0.1%
WESCO Distribution, Inc., 5.38%, 6/15/24		263,000	272,205
Energy Equipment and Services — 0.1%
CHC Group LLC / CHC Finance Ltd., (Acquired 3/13/17, Cost $79,878), 0.00%, 10/1/20(9)(10)		114,377	153,837
Nabors Industries, Inc., 5.75%, 2/1/25(4)		106,000	104,486
			258,323
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		66,000	65,505
SBA Communications Corp., 4.88%, 9/1/24		212,000	211,470
			276,975
Food Products — 0.4%
Lamb Weston Holdings, Inc., 4.63%, 11/1/24(4)		99,000	100,980
Lamb Weston Holdings, Inc., 4.88%, 11/1/26(4)		31,000	31,697
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.88%, 5/1/21		400,000	407,000
Post Holdings, Inc., 5.00%, 8/15/26(4)		485,000	474,694

			1,014,371

Health Care Equipment and Supplies — 0.2%
MEDNAX, Inc., 5.25%, 12/1/23(4)		492,000	503,685
Health Care Providers and Services — 0.3%
HCA, Inc., 5.38%, 2/1/25		644,000	660,100
HCA, Inc., 4.50%, 2/15/27		175,000	174,781
			834,881
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(4)		228,000	229,425
Aramark Services, Inc., 5.00%, 2/1/28(4)		139,000	141,346
Churchill Downs, Inc., 4.75%, 1/15/28(4)		77,000	76,326
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		135,000	134,714
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.63%, 4/1/25		248,000	250,604
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27		149,000	152,725
IRB Holding Corp., 6.75%, 2/15/26(4)(8)		49,000	49,735
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(4)		20,000	20,300
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(4)		347,000	354,807
Scientific Games International, Inc., 5.00%, 10/15/25(4)		61,000	61,305
Scientific Games International, Inc., 3.38%, 2/15/26(4)(8)	EUR	111,000	137,812
Six Flags Entertainment Corp., 4.88%, 7/31/24(4)		384,000	390,240
			1,999,339
Industrial Conglomerates — 0.4%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/22(4)		852,000	871,255
RBS Global, Inc. / Rexnord LLC, 4.88%, 12/15/25(4)		194,000	196,910
			1,068,165
Insurance — 0.1%
Genworth Holdings, Inc., 4.90%, 8/15/23		89,000	76,762
Genworth Holdings, Inc., 4.80%, 2/15/24		67,000	57,453
			134,215
IT Services — 0.1%
West Corp., 8.50%, 10/15/25(4)		135,000	133,650
Machinery — 0.3%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(4)		102,000	109,778
Oshkosh Corp., 5.38%, 3/1/25		340,000	360,400
TriMas Corp., 4.88%, 10/15/25(4)		156,000	157,072
Welbilt, Inc., 9.50%, 2/15/24		40,000	45,400
			672,650
Media — 1.4%
CBS Radio, Inc., 7.25%, 11/1/24(4)		219,000	231,045
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24		387,000	399,577
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(4)		476,000	493,850
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(4)		111,000	108,394
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(4)		119,000	115,728
CSC Holdings LLC, 5.38%, 2/1/28(4)		287,000	287,000
GTT Communications, Inc., 7.88%, 12/31/24(4)		230,000	246,675
Lamar Media Corp., 5.75%, 2/1/26		381,000	403,384
National CineMedia LLC, 5.75%, 8/15/26		119,000	111,860
Regal Entertainment Group, 5.75%, 6/15/23		113,000	117,520
Regal Entertainment Group, 5.75%, 2/1/25		565,000	582,656

Sirius XM Radio, Inc., 5.00%, 8/1/27(4)		157,000	156,607
Unison Ground Lease Funding LLC, 6.27%, 3/15/43(4)		171,000	160,021
			3,414,317
Metals and Mining — 0.1%
Compass Minerals International, Inc., 4.88%, 7/15/24(4)		198,000	196,020
Oil, Gas and Consumable Fuels — 1.0%
Extraction Oil & Gas, Inc., 5.63%, 2/1/26(4)		106,000	106,239
Gulfport Energy Corp., 6.00%, 10/15/24		570,000	577,125
Murray Energy Corp., 11.25%, 4/15/21(4)		255,000	138,975
Parsley Energy LLC / Parsley Finance Corp., 5.38%, 1/15/25(4)		309,000	313,635
Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/27(4)		125,000	128,750
QEP Resources, Inc., 5.25%, 5/1/23		250,000	256,250
Range Resources Corp., 5.00%, 3/15/23		290,000	290,725
SRC Energy, Inc., 6.25%, 12/1/25(4)		222,000	229,770
Ultra Resources, Inc., 7.13%, 4/15/25(4)		125,000	125,312
WildHorse Resource Development Corp., 6.88%, 2/1/25		227,000	235,512
			2,402,293
Software — 0.1%
Sophia LP / Sophia Finance, Inc., 9.00%, 9/30/23(4)		194,000	208,550
Specialty Retail — 0.4%
Ashtead Capital, Inc., 4.13%, 8/15/25(4)		215,000	213,119
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/1/25		377,000	377,075
United Rentals North America, Inc., 5.88%, 9/15/26		77,000	82,775
United Rentals North America, Inc., 5.50%, 5/15/27		296,000	311,540
			984,509
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 6.02%, 6/15/26(4)		105,000	115,130
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 3.13%, 12/15/27(4)	EUR	213,000	266,858
Trading Companies and Distributors†
United Rentals North America, Inc., 4.88%, 1/15/28		119,000	119,298
Transportation and Logistics†
Wabash National Corp., 5.50%, 10/1/25(4)		69,000	69,863
Wireless Telecommunication Services — 0.6%
Sprint Corp., 7.875%, 9/15/23		500,000	529,375
T-Mobile USA, Inc., 6.00%, 4/15/24		150,000	159,563
T-Mobile USA, Inc., 6.375%, 3/1/25		262,000	279,357
T-Mobile USA, Inc., 6.50%, 1/15/26		398,000	432,327
			1,400,622
TOTAL CORPORATE BONDS (Cost $27,316,167)			27,580,509
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 8.1%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, VRN, 4.39%, 2/15/18, resets monthly off the 1-month LIBOR plus 2.83%(4)		1,000,000	1,000,835
BX Trust, Series 2017-SLCT, Class E, VRN, 4.71%, 2/15/18, resets monthly off the 1-month LIBOR plus 3.15%(4)		2,000,000	2,013,076
BX Trust, Series 2017-SLCT, Class F, VRN, 5.81%, 2/15/18, resets monthly off the 1-month LIBOR plus 4.25%(4)		1,000,000	1,011,237
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, VRN, 6.07%, 2/1/18(4)(5)		1,000,000	1,029,554
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E, VRN, 4.06%, 2/15/18, resets monthly off the 1-month LIBOR plus 2.50%(4)		1,000,000	1,002,109
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, VRN, 6.10%, 2/1/18(5)		33,995	33,966

CSMC Trust, Series 2015-DEAL, Class D, VRN, 4.66%, 2/15/18, resets monthly off the 1-month LIBOR plus 3.10%(4)	1,000,000	1,002,412
CSMC Trust, Series 2015-DEAL, Class E, VRN, 5.56%, 2/15/18, resets monthly off the 1-month LIBOR plus 4.00%(4)	1,000,000	1,006,722
GE Commercial Mortgage Corp., Series 2007-C1, Class A1A, VRN, 5.48%, 2/1/18(5)	39,189	39,384
GS Mortgage Securities Corp., Series 2017-500K, Class F, VRN, 3.36%, 2/15/18, resets monthly off the 1-month LIBOR plus 1.80%(4)	1,000,000	1,002,589
GS Mortgage Securities Trust, Series 2013-GC12, Class D, VRN, 4.44%, 2/1/18(4)(5)	1,000,000	863,351
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class D, VRN, 3.41%, 2/15/18, resets monthly off the 1-month LIBOR plus 1.85%(4)	1,000,000	1,003,089
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class D, VRN, 5.31%, 2/15/18, resets monthly off the 1-month LIBOR plus 3.75%(4)	1,000,000	1,011,437
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class D, VRN, 4.13%, 2/1/18(5)	1,000,000	911,569
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 5.31%, 2/15/18, resets monthly off the 1-month LIBOR plus 3.75%(4)	260,208	258,462
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, VRN, 5.41%, 2/15/18, resets monthly off the 1-month LIBOR plus 3.85%(4)	300,000	300,655
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, VRN, 5.11%, 2/15/18, resets monthly off the 1-month LIBOR plus 3.55%(4)	1,000,000	1,001,848
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class D, VRN, 3.76%, 2/1/18(4)(5)(8)	1,000,000	992,760
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 7.16%, 2/15/18, resets monthly off the 1-month LIBOR plus 5.60%(4)	1,194,512	1,210,152
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, VRN, 4.61%, 2/15/18, resets monthly off the 1-month LIBOR plus 3.05%(4)	2,500,000	2,508,759
Palisades Center Trust 2016-PLSD, Series 2016-PLSD, Class D, 4.74%, 4/13/33(4)	1,000,000	993,270
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,121,999)		20,197,236
EXCHANGE-TRADED FUNDS — 5.3%
iShares Global Financials ETF	101,976	7,636,983
iShares International Select Dividend ETF	156,118	5,501,598
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,511,632)		13,138,581
EXCHANGE-TRADED NOTES — 4.7%
ETRACS Alerian MLP Infrastructure Index ETN	180,357	4,539,586
JPMorgan Alerian MLP Index ETN	242,219	7,109,127
TOTAL EXCHANGE-TRADED NOTES (Cost $12,194,906)		11,648,713
PREFERRED STOCKS — 2.3%
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Homes 4 Rent, 6.50%	6,144	157,348
American Homes 4 Rent, 6.35%	6,048	154,526
Ashford Hospitality Trust, Inc., 7.375%	4,101	96,619
CBL & Associates Properties, Inc., 6.625%	6,342	117,834
Cedar Realty Trust, Inc., 6.50%	6,700	155,038
Colony NorthStar, Inc., 8.50%	4,136	105,261
Colony NorthStar, Inc., 8.75%	6,038	157,894
Colony NorthStar, Inc., 7.125%	6,500	148,915
DDR Corp., 6.50%	6,419	156,046
DDR Corp., 6.25%	6,441	156,452
Digital Realty Trust, Inc., 6.35%	5,191	136,160
Digital Realty Trust, Inc., 7.375%	5,103	134,413
Digital Realty Trust, Inc., 5.875%	4,765	118,744
Digital Realty Trust, Inc., 6.625%	3,200	84,800
Digital Realty Trust, Inc., 5.25%	3,000	70,170

GGP, Inc., 6.375%	6,521	163,547
Gladstone Commercial Corp., 7.00%	4,693	120,939
Hersha Hospitality Trust, 6.875%	4,877	119,194
Hersha Hospitality Trust, 6.50%	2,927	70,863
Hersha Hospitality Trust, 6.50%	2,877	67,178
Kimco Realty Corp., 5.625%	5,319	126,433
Kimco Realty Corp., 5.50%	5,363	127,693
Kimco Realty Corp., 6.00%	1,165	29,206
LaSalle Hotel Properties, 6.375%	2,900	71,775
LaSalle Hotel Properties, 6.30%	6,400	156,288
Monmouth Real Estate Investment Corp., 6.125%	6,489	157,683
National Retail Properties, Inc., 5.70%	2,955	73,432
National Retail Properties, Inc., 5.20%	5,407	126,902
Pebblebrook Hotel Trust, 6.50%	5,795	144,179
Pennsylvania Real Estate Investment Trust, 7.375%	4,716	115,495
Pennsylvania Real Estate Investment Trust, 7.20%	4,636	109,734
PS Business Parks, Inc., 5.20%	6,483	153,193
PS Business Parks, Inc., 5.70%	3,300	81,774
PS Business Parks, Inc., 5.75%	2,858	71,679
Public Storage, 4.90%	4,798	110,354
Public Storage, 4.95%	4,820	111,824
Public Storage, 5.125%	2,900	68,933
Public Storage, 5.40%	4,599	113,917
Public Storage, 5.20%	2,999	70,866
Rexford Industrial Realty, Inc., 5.875%	4,700	109,557
Rexford Industrial Realty, Inc., 5.875%	6,501	153,619
Sabra Health Care REIT, Inc., 7.125%	2,947	74,412
Summit Hotel Properties, Inc., 7.125%	3,300	83,721
Sunstone Hotel Investors, Inc., 6.95%	6,055	155,008
Taubman Centers, Inc., 6.25%	4,208	105,831
VEREIT, Inc., 6.70%	2,907	73,373
Vornado Realty Trust, 5.40%	6,396	155,167
Vornado Realty Trust, 5.70%	4,747	117,488
Washington Prime Group, Inc., 7.50%	2,976	70,650
Washington Prime Group, Inc., 6.875%	2,996	70,376
TOTAL PREFERRED STOCKS (Cost $5,934,427)		5,682,503
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 2.0%
Private Sponsor Collateralized Mortgage Obligation — 0.4%
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 1.96%, 2/25/18, resets monthly off the 1-month LIBOR plus 0.40%	1,165,126	1,028,058
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FNMA, Series 2016-C05, Class 2M2, VRN, 6.01%, 2/26/18, resets monthly off the 1-month LIBOR plus 4.45%	1,500,000	1,688,397
FNMA, Series 2016-C06, Class 1M2, VRN, 5.81%, 2/26/18, resets monthly off the 1-month LIBOR plus 4.25%	1,000,000	1,136,796
GNMA, Series 2012-87, IO, VRN, 0.54%, 2/1/18(5)	5,819,494	172,725
GNMA, Series 2012-99, IO, SEQ, VRN, 0.52%, 2/1/18(5)	4,292,408	145,821
GNMA, Series 2014-126, IO, SEQ, VRN, 0.74%, 2/1/18(5)	4,660,536	233,325
GNMA, Series 2014-126, IO, SEQ, VRN, 0.96%, 2/1/18(5)	5,736,044	330,896
GNMA, Series 2015-85, IO, VRN, 0.61%, 2/1/18(5)	6,522,188	290,965
		3,998,925

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,321,838)		5,026,983

CONVERTIBLE BONDS†
Oil, Gas and Consumable Fuels†
Whiting Petroleum Corp., 1.25%, 4/1/20 (Cost $114,021)	125,000	116,875
TEMPORARY CASH INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,323,181)	16,323,181	16,323,181
PURCHASED OPTIONS CONTRACTS† (Cost $10,896)		578
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 100.8% (Cost $245,366,300)		250,832,402
CORPORATE BONDS SOLD SHORT — (0.2)%
Equity Real Estate Investment Trusts (REITs) — (0.1)%
CBL & Associates LP, 5.25%, 12/1/23	(198,000)	(185,437)
Pharmaceuticals — (0.1)%
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	(300,000)	(266,120)
TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $484,791)		(451,557)
OTHER ASSETS AND LIABILITIES — (0.6)%		(1,658,380)
TOTAL NET ASSETS — 100.0%		$248,722,465

PURCHASED OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Cost	Value
SPDR S&P Retail ETF	89	Put	$35.00	3/16/18	$419,068	$10,896	$578

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,373,053	EUR	1,120,000	State Street Bank & Trust Co.	2/20/18	$(19,060)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX)	212	February 2018	USD	212,000	$2,856,700	$337,367

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX)	190	April 2018	USD	190,000	$2,693,250	$(191,248)
S&P 500 E-Mini	52	March 2018	USD	2,600	7,347,080	(447,200)
U.S. Treasury 5-Year Notes	10	March 2018	USD	1,000,000	1,147,109	2,539
					$11,187,439	$(635,909)

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Credit Suisse AG / General Electric Co.	Buy	(1.00)%	12/20/22	$1,375,000	$(32,236)	$4,299	$(27,937)

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement epresent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(2)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $103,392,572, which represented 41.6% of total net assets. Of these securities, 0.5% of total assets were deemed illiquid under policies approved by the Board of Directors.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(7)	Non-income producing.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(9)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $153,837, which represented 0.1% of total net assets.

(10)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Bank Loan Obligations	—	41,563,696	—
Asset-Backed Securities	—	41,104,366	—
Common Stocks	29,796,290	8,453,900	—
Collateralized Loan Obligations	—	30,198,991	—
Corporate Bonds	—	27,580,509	—
Commercial Mortgage-Backed Securities	—	20,197,236	—
Exchange-Traded Funds	13,138,581	—	—
Exchange-Traded Notes	11,648,713	—	—
Preferred Stocks	5,682,503	—	—
Collateralized Mortgage Obligations	—	5,026,983	—
Convertible Bonds	—	116,875	—
Purchased Options Contracts	578	—	—
Temporary Cash Investments	16,323,181	—	—
	76,589,846	174,242,556	—
Other Financial Instruments
Futures Contracts	339,906	—	—

Liabilities
Securities Sold Short
Corporate Bonds	—	451,557	—

Other Financial Instruments
Futures Contracts	638,448	—	—
Swap Agreements	—	27,937	—
Forward Foreign Currency Exchange Contracts	—	19,060	—
	638,448	46,997	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Long Short Fund
January 31, 2018

AC Alternatives Long Short - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 74.7%
Aerospace and Defense — 1.3%
Airbus SE	5,629	646,453
Air Freight and Logistics — 1.3%
FedEx Corp.(1)	2,499	655,938
Airlines — 0.4%
Deutsche Lufthansa AG	5,783	206,350
Auto Components — 1.0%
Autoliv, Inc. SDR	689	103,788
Continental AG	1,307	392,208
		495,996
Automobiles — 1.0%
Volkswagen AG Preference Shares	2,178	478,679
Banks — 2.4%
Bank of America Corp.	12,357	395,424
BAWAG Group AG(2)	4,264	248,287
ING Groep NV	9,364	184,037
JPMorgan Chase & Co.	1,395	161,360
Regions Financial Corp.	7,530	144,802
Western Alliance Bancorp(2)	788	46,224
		1,180,134
Beverages — 0.7%
Constellation Brands, Inc., Class A(1)	1,580	346,763
Capital Markets — 1.0%
Affiliated Managers Group, Inc.	1,119	223,386
OM Asset Management plc(1)	5,862	104,871
UBS Group AG	9,628	195,508
		523,765
Chemicals — 5.4%
BASF SE	4,158	486,914
Clariant AG	2,754	78,825
Covestro AG	1,336	153,563
Givaudan SA	69	166,060
Koninklijke DSM NV	1,960	202,511
Linde AG(2)	964	235,302
PPG Industries, Inc.	1,333	158,267
Sherwin-Williams Co. (The)(1)	2,955	1,232,560
		2,714,002
Commercial Services and Supplies — 1.0%
KAR Auction Services, Inc.	4,913	267,955
Pitney Bowes, Inc.(1)	16,135	227,665
		495,620
Communications Equipment — 1.7%
Arista Networks, Inc.(1)(2)	238	65,645
ARRIS International plc(2)	13,242	335,023
F5 Networks, Inc.(2)	1,556	224,904
Juniper Networks, Inc.(1)	2,815	73,612
Lumentum Holdings, Inc.(1)(2)	900	41,670

Palo Alto Networks, Inc.(1)(2)	602	95,038
		835,892
Consumer Finance — 0.4%
Discover Financial Services	2,728	217,694
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(2)	1,963	420,828
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA	416	11,234
Consolidated Communications Holdings, Inc.	2,913	36,267
Ooma, Inc.(2)	2,825	28,956
		76,457
Electronic Equipment, Instruments and Components — 0.1%
Orbotech Ltd.(2)	1,100	58,586
Energy Equipment and Services — 0.9%
Halliburton Co.	1,654	88,820
Schlumberger Ltd.	2,296	168,940
TechnipFMC plc	5,234	169,895
		427,655
Food Products — 0.4%
Nestle SA	2,407	207,973
Health Care Equipment and Supplies — 3.4%
Becton Dickinson and Co.(1)	5,164	1,254,542
Boston Scientific Corp.(2)	16,930	473,363
		1,727,905
Health Care Providers and Services — 1.2%
Universal Health Services, Inc., Class B(1)	4,817	585,266
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp.(1)	421	72,050
Household Durables — 1.2%
DR Horton, Inc.	8,670	425,263
Electrolux AB, Series B	5,123	180,868
		606,131
Industrial Conglomerates — 1.3%
Rheinmetall AG	2,991	422,965
Siemens AG	1,480	224,468
		647,433
Insurance — 1.8%
Allianz SE	1,858	469,434
NN Group NV	4,649	219,335
Swiss Life Holding AG	577	216,665
		905,434
Internet and Direct Marketing Retail — 0.1%
JD.com, Inc. ADR(2)	900	44,307
Internet Software and Services — 3.7%
Alphabet, Inc., Class A(1)(2)	440	520,177
Alphabet, Inc., Class C(1)(2)	410	479,675
Cornerstone OnDemand, Inc.(2)	1,300	53,469
eBay, Inc.(1)(2)	7,700	312,466
Facebook, Inc., Class A(1)(2)	1,600	299,024
GoDaddy, Inc., Class A(2)	660	36,452
LogMeIn, Inc.	1,160	145,928
Okta, Inc.(2)	422	12,428
		1,859,619

IT Services — 3.2%
Cognizant Technology Solutions Corp., Class A(1)	2,266	176,703
DXC Technology Co.	1,724	171,624
Euronet Worldwide, Inc.(2)	1,000	93,870
Fidelity National Information Services, Inc.	300	30,708
International Business Machines Corp.	1,780	291,386
Pagseguro Digital Ltd., Class A(2)	6,780	189,433
PayPal Holdings, Inc.(1)(2)	1,280	109,209
Travelport Worldwide Ltd.	4,229	57,557
Visa, Inc., Class A(1)	4,000	496,920
		1,617,410
Machinery — 0.5%
Georg Fischer AG	51	73,863
Volvo AB, B Shares	7,574	154,606
		228,469
Media — 2.0%
Comcast Corp., Class A(1)	2,900	123,337
DISH Network Corp., Class A(1)(2)	5,234	245,475
ProSiebenSat.1 Media SE	3,908	149,392
Time Warner, Inc.	3,233	308,267
Twenty-First Century Fox, Inc., Class A	1,400	51,660
World Wrestling Entertainment, Inc., Class A	3,358	118,705
		996,836
Metals and Mining — 0.3%
ArcelorMittal(2)	4,269	154,898
Oil, Gas and Consumable Fuels — 1.0%
BP plc ADR	2,720	116,389
ConocoPhillips(1)	3,395	199,660
Pioneer Natural Resources Co.	173	31,643
Royal Dutch Shell plc, Class A ADR	2,259	158,672
		506,364
Personal Products — 0.5%
Beiersdorf AG	1,058	125,445
Estee Lauder Cos., Inc. (The), Class A(1)	1,012	136,579
		262,024
Professional Services — 0.4%
Nielsen Holdings plc	500	18,705
SGS SA	69	185,557
		204,262
Real Estate Management and Development — 0.5%
Vonovia SE	5,114	252,130
Road and Rail — 1.5%
CSX Corp.(1)	10,493	595,688
Old Dominion Freight Line, Inc.	296	43,349
Union Pacific Corp.(1)	803	107,200
		746,237
Semiconductors and Semiconductor Equipment — 17.6%
Analog Devices, Inc.	1,220	112,094
Applied Materials, Inc.(1)	10,900	584,567
ASML Holding NV	757	153,384
Broadcom Ltd.(1)	3,600	892,908
Cavium, Inc.(1)(2)	3,535	313,837
Cypress Semiconductor Corp.	7,856	135,830

Infineon Technologies AG	6,334	184,096
Inphi Corp.(2)	7,015	209,538
Integrated Device Technology, Inc.(2)	12,526	374,527
Lam Research Corp.(1)	7,223	1,383,349
Lattice Semiconductor Corp.(2)	36,400	236,964
Marvell Technology Group Ltd.	10,500	244,965
Maxim Integrated Products, Inc.	6,024	367,464
Microchip Technology, Inc.(1)	5,100	485,622
Micron Technology, Inc.(1)(2)	26,900	1,176,068
ON Semiconductor Corp.(1)(2)	6,351	157,124
Qorvo, Inc.(1)(2)	9,175	658,490
STMicroelectronics NV	12,737	304,096
Synaptics, Inc.(1)(2)	8,767	379,962
Teradyne, Inc.(1)	9,785	448,544
		8,803,429
Software — 5.9%
Adobe Systems, Inc.(2)	300	59,928
Fortinet, Inc.(1)(2)	5,141	236,691
Microsoft Corp.(1)	1,800	171,018
Nuance Communications, Inc.(1)(2)	37,921	675,373
Oracle Corp. (New York)	9,100	469,469
SailPoint Technologies Holding, Inc.(2)	1,680	28,106
salesforce.com, Inc.(1)(2)	1,600	182,256
Splunk, Inc.(1)(2)	800	73,896
Synopsys, Inc.(1)(2)	6,706	621,043
Temenos Group AG	826	114,127
TiVo Corp.(1)	15,359	214,258
Verint Systems, Inc.(1)(2)	1,800	75,150
Zendesk, Inc.(2)	182	7,011
Zynga, Inc., Class A(2)	5,100	18,258
		2,946,584
Specialty Retail — 1.4%
CarMax, Inc.(1)(2)	6,789	484,531
Lowe's Cos., Inc.	2,073	217,105
		701,636
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.(1)	4,900	820,407
Electronics For Imaging, Inc.(1)(2)	9,269	271,026
Logitech International SA	2,272	95,347
NetApp, Inc.(1)	2,812	172,938
Western Digital Corp.(1)	6,200	551,676
Xerox Corp.(1)	13,400	457,342
		2,368,736
Textiles, Apparel and Luxury Goods — 0.7%
Canada Goose Holdings, Inc.(2)	1,018	36,587
Cie Financiere Richemont SA	1,858	178,304
Luxottica Group SpA	2,387	153,513
		368,404
Trading Companies and Distributors — 0.5%
Brenntag AG	3,729	241,765
Transportation Infrastructure — 0.3%
Fraport AG	1,215	143,668

Wireless Telecommunication Services — 0.9%
PLAY Communications SA(2)	11,011	111,907
VEON Ltd. ADR	91,633	348,206
		460,113
TOTAL COMMON STOCKS (Cost $29,840,285)		37,439,895
TEMPORARY CASH INVESTMENTS — 23.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,659,086)	11,659,086	11,659,086
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 97.9% (Cost $41,499,371)		49,098,981
SECURITIES SOLD SHORT — (20.4)%
EXCHANGE-TRADED FUNDS SOLD SHORT — (12.4)%
Consumer Discretionary Select Sector SPDR Fund	(2,802)	(302,084)
Consumer Staples Select Sector SPDR Fund	(5,049)	(291,933)
Health Care Select Sector SPDR Fund	(2,012)	(177,257)
Industrial Select Sector SPDR Fund	(2,753)	(219,497)
SPDR S&P 500 ETF Trust	(4,382)	(1,235,286)
Technology Select Sector SPDR Fund	(58,288)	(3,989,813)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $4,470,530)		(6,215,870)
COMMON STOCKS SOLD SHORT — (8.0)%
Air Freight and Logistics — (0.1)%
United Parcel Service, Inc., Class B	(409)	(52,074)
Automobiles — (1.2)%
Tesla, Inc.	(1,700)	(602,327)
Biotechnology — (0.6)%
Intrexon Corp.	(21,400)	(278,200)
Diversified Telecommunication Services — (0.7)%
Zayo Group Holdings, Inc.	(8,954)	(328,612)
Food and Staples Retailing — (0.5)%
Wal-Mart Stores, Inc.	(2,321)	(247,419)
Health Care Equipment and Supplies — (0.4)%
Nevro Corp.	(2,500)	(200,650)
Health Care Technology — (1.6)%
Cerner Corp.	(6,500)	(449,345)
Inovalon Holdings, Inc., Class A	(12,600)	(163,800)
Omnicell, Inc.	(3,734)	(183,153)
		(796,298)
IT Services — (1.2)%
Accenture plc, Class A	(1,815)	(291,670)
International Business Machines Corp.	(2,000)	(327,400)
		(619,070)
Pharmaceuticals — (0.6)%
Canopy Growth Corp.	(12,092)	(304,954)
Software — (1.1)%
Snap, Inc., Class A	(41,300)	(558,376)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $3,473,279)		(3,987,980)
TOTAL SECURITIES SOLD SHORT (Proceeds $7,943,809)		(10,203,850)
OTHER ASSETS AND LIABILITIES(3) — 22.5%		11,232,450
TOTAL NET ASSETS — 100.0%		$50,127,581

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
International Business Machines Corp.	20	Put	$155.00	2/16/18	$327,400	$(1,840)	$(900)
Zayo Group Holdings, Inc.	45	Put	$32.50	3/16/18	$165,150	(4,590)	(1,688)
						$(6,430)	$(2,588)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	362,000	USD	372,056	State Street Bank and Trust	2/21/18	$17,433
CHF	103,000	USD	106,605	State Street Bank and Trust	2/21/18	4,217
USD	1,155,456	CHF	1,127,000	State Street Bank and Trust	2/21/18	(57,126)
USD	358,679	CHF	343,000	State Street Bank and Trust	2/21/18	(10,368)
USD	62,801	CHF	59,000	State Street Bank and Trust	2/21/18	(679)
USD	371,647	CHF	346,000	State Street Bank and Trust	2/21/18	(628)
DKK	891,000	USD	146,819	State Street Bank and Trust	2/21/18	2,005
DKK	1,434,000	USD	239,424	State Street Bank and Trust	2/21/18	97
DKK	2,704,000	USD	451,074	State Street Bank and Trust	2/21/18	575
USD	597,644	DKK	3,702,000	State Street Bank and Trust	2/21/18	(20,700)
USD	214,931	DKK	1,327,000	State Street Bank and Trust	2/21/18	(6,717)
EUR	2,000	USD	2,412	State Street Bank and Trust	2/21/18	74
EUR	14,000	USD	17,173	State Street Bank and Trust	2/21/18	230
EUR	49,000	USD	60,884	State Street Bank and Trust	2/21/18	25
EUR	12,000	USD	14,724	Morgan Stanley	3/21/18	221
EUR	28,000	USD	34,510	Morgan Stanley	3/21/18	362
EUR	17,000	USD	21,171	Morgan Stanley	3/21/18	1
EUR	25,000	USD	31,348	Morgan Stanley	3/21/18	(213)
USD	90,884	EUR	76,000	State Street Bank and Trust	2/21/18	(3,587)
USD	3,544,151	EUR	2,960,000	State Street Bank and Trust	2/21/18	(135,236)
USD	6,216	EUR	5,000	State Street Bank and Trust	2/21/18	1
USD	403,611	EUR	325,000	State Street Bank and Trust	2/21/18	(376)
USD	758,760	EUR	632,000	Morgan Stanley	3/21/18	(28,341)
USD	66,419	EUR	55,000	Morgan Stanley	3/21/18	(2,078)
USD	34,857	EUR	28,000	Morgan Stanley	3/21/18	(14)
GBP	82,000	USD	111,102	State Street Bank and Trust	2/21/18	5,408
PLN	23,000	USD	6,774	Morgan Stanley	3/21/18	105
PLN	19,000	USD	5,753	Morgan Stanley	3/21/18	(71)
USD	114,273	PLN	398,000	Morgan Stanley	3/21/18	(4,753)
SEK	505,000	USD	62,255	State Street Bank and Trust	2/21/18	1,911
SEK	1,895,000	USD	236,850	State Street Bank and Trust	2/21/18	3,934
SEK	4,655,000	USD	589,283	State Street Bank and Trust	2/21/18	2,193
USD	1,082,446	SEK	8,828,000	State Street Bank and Trust	2/21/18	(39,262)
USD	139,549	SEK	1,100,000	State Street Bank and Trust	2/21/18	(220)
						$(271,577)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Exchange Index	2	February 2018	EUR	400	$277,586	$(116)
Cotation Assistée en Continu 40 Index	20	February 2018	EUR	200	1,360,863	7,440
Deutscher Aktienindex Index	2	March 2018	EUR	50	818,274	(9,083)
EURO STOXX 50 Index	78	March 2018	EUR	780	3,486,271	(37,489)
FTSE 100 Index	7	March 2018	GBP	70	742,141	(713)
					$6,685,135	$(39,961)

TOTAL RETURN SWAP AGREEMENTS*
Counterparty	Units	Reference Entity	Notional Amount		Value**
Purchased
Morgan Stanley Capital Services LLC	802	Aeroports de Paris	EUR	114,838	$23,999
Morgan Stanley Capital Services LLC	54,266	AIB Group plc	EUR	299,026	7,027
Morgan Stanley Capital Services LLC	2,063	Airbus SE	EUR	175,085	19,533
Morgan Stanley Capital Services LLC	2,338	Arkema SA	EUR	242,676	(2,616)
Morgan Stanley Capital Services LLC	10,764	Ashtead Group plc	GBP	210,865	22,887
Morgan Stanley Capital Services LLC	1,032	Atos SE	EUR	128,236	3,500
Morgan Stanley Capital Services LLC	14,736	AXA SA	EUR	378,647	14,602
Morgan Stanley Capital Services LLC	13,548	BHP Billiton plc	GBP	214,323	(3,504)
Morgan Stanley Capital Services LLC	8,009	Bouygues SA	EUR	348,121	12,939
Morgan Stanley Capital Services LLC	2,441	Cie Generale des Etablissements Michelin	EUR	310,940	4,286
Morgan Stanley Capital Services LLC	1,665	Danone SA	EUR	117,392	(2,171)
Morgan Stanley Capital Services LLC	22,514	DS Smith plc	GBP	115,090	(2,564)
Morgan Stanley Capital Services LLC	3,844	Eiffage	EUR	354,796	25,561
Morgan Stanley Capital Services LLC	11,720	Electrocomponents plc	GBP	71,766	(2)
Morgan Stanley Capital Services LLC	1,079	Eurazeo SA	EUR	82,701	10,850
Morgan Stanley Capital Services LLC	358	Eurofins Scientific SE	EUR	191,355	(4,243)
Morgan Stanley Capital Services LLC	1,754	Galp Energia SGPS SA	EUR	27,470	(636)
Morgan Stanley Capital Services LLC	39,723	HSBC Holdings plc	GBP	311,049	(18,203)
Morgan Stanley Capital Services LLC	461	Kering	EUR	182,009	7,422
Morgan Stanley Capital Services LLC	39,543	Ocado Group plc	GBP	158,271	57,935
Morgan Stanley Capital Services LLC	9,284	Orange SA	EUR	136,718	(2,090)
Morgan Stanley Capital Services LLC	1,926	Pernod Ricard SA	EUR	252,370	(6,553)
Morgan Stanley Capital Services LLC	3,844	Renault SA	EUR	328,436	14,908
Morgan Stanley Capital Services LLC	7,702	Repsol SA	EUR	121,085	(5,417)
Morgan Stanley Capital Services LLC	5,433	Rio Tinto plc	GBP	215,833	(3,957)
Morgan Stanley Capital Services LLC	72,270	Royal Bank of Scotland Group plc	GBP	203,539	6,105
Morgan Stanley Capital Services LLC	2,751	Safran SA	EUR	243,032	8,853
Morgan Stanley Capital Services LLC	2,544	Schneider Electric SE	EUR	185,089	8,594
Morgan Stanley Capital Services LLC	8,777	Smith & Nephew plc	GBP	118,898	(10,750)
Morgan Stanley Capital Services LLC	6,877	TechnipFMC plc	EUR	188,720	(12,316)
Morgan Stanley Capital Services LLC	27,561	Tullow Oil plc	GBP	63,340	(11,807)
Morgan Stanley Capital Services LLC	24,346	Vallourec SA	EUR	142,738	(10,435)
Morgan Stanley Capital Services LLC	4,357	Vinci SA	EUR	365,562	16,731
					$168,468

*The fund will pay or receive a floating rate as determined by the counterparty in accordance with guidelines outlined in the Master Confirmation Agreement. The floating rate and termination date adjust periodically and cannot be predicted with certainty.

**Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
PLN	-	Polish Zloty
SDR	-	Swedish Depositary Receipt
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $7,598,374.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with brokers for securities sold short.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Participatory notes and equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or at the closing price of the reference entity on the exchange where primarily traded. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	—	646,453	—
Airlines	—	206,350	—
Auto Components	—	495,996	—
Automobiles	—	478,679	—
Banks	747,810	432,324	—
Capital Markets	328,257	195,508	—
Chemicals	1,390,827	1,323,175	—
Diversified Telecommunication Services	65,223	11,234	—
Food Products	—	207,973	—
Household Durables	425,263	180,868	—
Industrial Conglomerates	—	647,433	—
Insurance	—	905,434	—
Machinery	—	228,469	—
Media	847,444	149,392	—
Metals and Mining	—	154,898	—
Personal Products	136,579	125,445	—
Professional Services	18,705	185,557	—
Real Estate Management and Development	—	252,130	—
Semiconductors and Semiconductor Equipment	8,161,853	641,576	—
Software	2,832,457	114,127	—
Technology Hardware, Storage and Peripherals	2,273,389	95,347	—
Textiles, Apparel and Luxury Goods	36,587	331,817	—
Trading Companies and Distributors	—	241,765	—
Transportation Infrastructure	—	143,668	—
Wireless Telecommunication Services	348,206	111,907	—
Other Industries	11,319,770	—	—
Temporary Cash Investments	11,659,086	—	—
	40,591,456	8,507,525	—
Other Financial Instruments
Futures Contracts	—	7,440	—
Swap Agreements	—	265,732	—
Forward Foreign Currency Exchange Contracts	—	38,792	—
	—	311,964	—

Liabilities
Securities Sold Short
Exchange-Traded Funds	6,215,870	—	—
Common Stocks
Pharmaceuticals	—	304,954	—
Other Industries	3,683,026	—	—
	9,898,896	304,954	—
Other Financial Instruments
Futures Contracts	—	47,401	—
Swap Agreements	—	97,264	—
Forward Foreign Currency Exchange Contracts	—	310,369	—
Written Options Contracts	2,588	—	—
	2,588	455,034	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2018

Global Real Estate - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 4.3%
Goodman Group	200,535	1,307,272
GPT Group (The)	265,457	1,075,943
Scentre Group	385,121	1,287,871
		3,671,086
Belgium — 0.4%
VGP NV	4,356	324,491
Brazil — 1.2%
Iguatemi Empresa de Shopping Centers SA	78,200	1,055,430
Canada — 2.5%
Allied Properties Real Estate Investment Trust	28,578	960,732
Brookfield Asset Management, Inc., Class A	17,091	715,321
Tricon Capital Group, Inc.	53,677	468,692
		2,144,745
China — 7.5%
China Lodging Group Ltd. ADR	2,054	307,052
China Resources Land Ltd.	222,000	885,429
China Vanke Co. Ltd., H Shares	222,600	1,089,858
CIFI Holdings Group Co. Ltd.	1,048,000	905,637
Country Garden Holdings Co.	403,000	866,517
KWG Property Holding Ltd.	471,500	796,818
Longfor Properties Co. Ltd.	297,000	970,049
Shimao Property Holdings Ltd.	211,500	631,311
		6,452,671
France — 4.0%
Gecina SA	14,437	2,817,693
Nexity SA	9,715	584,990
		3,402,683
Germany — 3.8%
Aroundtown SA	125,078	1,007,060
Vonovia SE	45,510	2,243,731
		3,250,791
Hong Kong — 8.1%
CK Asset Holdings Ltd.	184,500	1,760,647
Hang Lung Properties Ltd.	319,000	844,126
Link REIT	165,000	1,459,608
New World Development Co. Ltd.	445,000	720,178
Sun Hung Kai Properties Ltd.	79,000	1,372,438
Wharf Real Estate Investment Co. Ltd.(1)	117,000	808,402
		6,965,399
India — 0.3%
Godrej Properties Ltd.(1)	19,966	251,004
Japan — 9.6%
Daiwa House REIT Investment Corp.	284	697,708
Japan Hotel REIT Investment Corp.	1,310	970,770
Mitsui Fudosan Co. Ltd.	95,900	2,510,161
Nippon Prologis REIT, Inc.	447	1,025,680
Orix JREIT, Inc.	503	774,520

Sumitomo Realty & Development Co. Ltd.	58,000	2,223,944
		8,202,783
Netherlands — 0.8%
InterXion Holding NV(1)	10,568	663,142
Philippines — 1.3%
Ayala Land, Inc.	957,100	825,569
SM Prime Holdings, Inc.	434,200	312,319
		1,137,888
Singapore — 3.4%
CapitaLand Commercial Trust	431,500	615,113
CapitaLand Ltd.	164,700	482,122
City Developments Ltd.	81,000	818,768
UOL Group Ltd.	146,500	1,021,859
		2,937,862
Spain — 2.1%
Hispania Activos Inmobiliarios SOCIMI SA	27,726	580,031
Inmobiliaria Colonial Socimi SA	63,727	711,687
Neinor Homes SA(1)	22,371	513,832
		1,805,550
Thailand — 0.8%
Central Pattana PCL	249,600	661,456
United Kingdom — 5.1%
Safestore Holdings plc	157,304	1,114,060
Segro plc	263,804	2,177,703
UNITE Group plc (The)	99,435	1,125,227
		4,416,990
United States — 43.9%
Agree Realty Corp.	10,982	528,673
Alexandria Real Estate Equities, Inc.	17,326	2,247,182
AvalonBay Communities, Inc.	7,320	1,247,328
Blackstone Group LP (The)	30,250	1,105,637
Camden Property Trust	13,632	1,179,986
CubeSmart	23,147	637,237
CyrusOne, Inc.	7,982	460,482
Empire State Realty Trust, Inc., Class A	34,128	667,202
Equinix, Inc.	1,847	840,736
Extra Space Storage, Inc.	15,444	1,289,265
GGP, Inc.	31,618	728,163
Healthcare Realty Trust, Inc.	32,435	968,833
Healthcare Trust of America, Inc., Class A	12,542	346,285
Hilton Worldwide Holdings, Inc.	10,752	920,909
Home Depot, Inc. (The)	5,304	1,065,574
Host Hotels & Resorts, Inc.	29,067	603,431
Invitation Homes, Inc.	64,669	1,454,406
Marriott International, Inc., Class A	13,690	2,017,085
Paramount Group, Inc.	50,748	762,742
Prologis, Inc.	64,302	4,186,703
Rayonier, Inc.	45,420	1,474,333
Regency Centers Corp.	20,045	1,261,031
SBA Communications Corp.(1)	6,263	1,092,893
Simon Property Group, Inc.	20,741	3,388,457
Starwood Property Trust, Inc.	35,857	731,124
STORE Capital Corp.	47,983	1,176,063

Sun Communities, Inc.	20,018	1,778,399
Sunstone Hotel Investors, Inc.	24,036	405,007
Taubman Centers, Inc.	2,984	183,964
UDR, Inc.	30,620	1,118,549
Weyerhaeuser Co.	47,890	1,797,791
		37,665,470
TOTAL COMMON STOCKS (Cost $73,236,731)		85,009,441
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $503,811), in a joint trading account at 1.050%, dated 1/31/18, due 2/1/18 (Delivery value $494,720)		494,706
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $421,274), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $412,006)		412,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	873	873
TOTAL TEMPORARY CASH INVESTMENTS (Cost $907,579)		907,579
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $74,144,310)		85,917,020
OTHER ASSETS AND LIABILITIES — (0.2)%		(134,507)
TOTAL NET ASSETS — 100.0%		$85,782,513

SECTOR ALLOCATION
(as a % of net assets)
Diversified	34.0%
Residential	18.3%
Retail	13.7%
Office	11.4%
Industrial	10.5%
Lodging/Resorts	6.1%
Self Storage	3.6%
Healthcare	1.5%
Cash and Equivalents*	0.9%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	307,052	6,145,619	—
United States	37,665,470	—	—
Other Countries	663,142	40,228,158	—
Temporary Cash Investments	873	906,706	—
	38,636,537	47,280,483	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
January 31, 2018

Real Estate - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Diversified — 20.8%
Blackstone Group LP (The)	588,032	21,492,570
CyrusOne, Inc.	337,433	19,466,510
Equinix, Inc.	140,662	64,027,936
Home Depot, Inc. (The)	106,564	21,408,708
InterXion Holding NV(1)	170,771	10,715,880
Rayonier, Inc.	568,170	18,442,798
SBA Communications Corp.(1)	107,876	18,824,362
Starwood Property Trust, Inc.	551,755	11,250,284
Vornado Realty Trust	147,332	10,560,758
Weyerhaeuser Co.	651,578	24,460,238
		220,650,044
Health Care — 6.4%
Healthcare Realty Trust, Inc.	727,936	21,743,448
Healthcare Trust of America, Inc., Class A	793,045	21,895,972
Welltower, Inc.	410,715	24,630,579
		68,269,999
Industrial — 10.3%
DCT Industrial Trust, Inc.	306,339	18,132,206
First Industrial Realty Trust, Inc.	501,757	15,484,221
Prologis, Inc.	1,167,419	76,010,651
		109,627,078
Lodging/Resorts — 8.3%
Hilton Worldwide Holdings, Inc.	147,962	12,672,945
Host Hotels & Resorts, Inc.	1,602,351	33,264,807
Marriott International, Inc., Class A	179,504	26,448,119
Sunstone Hotel Investors, Inc.	954,663	16,086,072
		88,471,943
Office — 10.2%
Alexandria Real Estate Equities, Inc.	294,803	38,235,949
Brandywine Realty Trust	705,418	12,655,199
Columbia Property Trust, Inc.	637,988	13,965,557
Douglas Emmett, Inc.	340,444	13,164,969
Empire State Realty Trust, Inc., Class A	797,403	15,589,229
Paramount Group, Inc.	1,016,761	15,281,918
		108,892,821
Residential — 17.1%
AvalonBay Communities, Inc.	224,215	38,206,236
Camden Property Trust	317,850	27,513,096
Invitation Homes, Inc.	1,215,697	27,341,026
Lennar Corp., Class A	117,823	7,382,789
Mid-America Apartment Communities, Inc.	211,897	20,208,617
Sun Communities, Inc.	386,497	34,336,393
UDR, Inc.	735,512	26,868,253
		181,856,410
Retail — 20.5%
Agree Realty Corp.	322,048	15,503,391
GGP, Inc.	971,207	22,366,897

Regency Centers Corp.	399,392	25,125,751
Retail Properties of America, Inc., Class A	1,067,518	12,863,592
Simon Property Group, Inc.	507,840	82,965,821
Spirit Realty Capital, Inc.	1,860,060	15,196,690
STORE Capital Corp.	1,090,561	26,729,650
Taubman Centers, Inc.	76,998	4,746,927
Urban Edge Properties	512,349	11,978,719
		217,477,438
Self Storage — 5.7%
CubeSmart	583,819	16,072,537
Extra Space Storage, Inc.	363,590	30,352,493
Public Storage	69,940	13,691,455
		60,116,485
TOTAL COMMON STOCKS (Cost $894,695,374)		1,055,362,218
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $4,553,778), in a joint trading account at 1.05%, dated 1/31/18, due 2/1/18 (Delivery value $4,471,611)		4,471,481
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $3,805,989), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $3,727,056)		3,727,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,828	4,828
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,203,309)		8,203,309
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $902,898,683)		1,063,565,527
OTHER ASSETS AND LIABILITIES — (0.1)%		(533,221)
TOTAL NET ASSETS — 100.0%		$1,063,032,306

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,055,362,218	—	—
Temporary Cash Investments	4,828	8,198,481	—
	1,055,367,046	8,198,481	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
January 31, 2018

NT Global Real Estate - Schedule of Investments
JANUARY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 4.2%
Goodman Group	1,034,694	6,745,088
GPT Group (The)	1,372,161	5,561,606
Scentre Group	1,987,149	6,645,164
		18,951,858
Belgium — 0.4%
VGP NV	22,054	1,642,868
Brazil — 1.2%
Iguatemi Empresa de Shopping Centers SA	407,800	5,503,892
Canada — 2.5%
Allied Properties Real Estate Investment Trust	147,455	4,957,126
Brookfield Asset Management, Inc., Class A	89,097	3,729,035
Tricon Capital Group, Inc.	278,533	2,432,069
		11,118,230
China — 7.5%
China Lodging Group Ltd. ADR	10,658	1,593,264
China Resources Land Ltd.	1,150,000	4,586,681
China Vanke Co. Ltd., H Shares	1,157,000	5,664,717
CIFI Holdings Group Co. Ltd.	5,436,000	4,697,559
Country Garden Holdings Co.	2,102,000	4,519,650
KWG Property Holding Ltd.	2,460,000	4,157,313
Longfor Properties Co. Ltd.	1,540,000	5,029,881
Shimao Property Holdings Ltd.	1,096,500	3,272,967
		33,522,032
France — 4.0%
Gecina SA	75,246	14,685,883
Nexity SA	49,776	2,997,270
		17,683,153
Germany — 3.8%
Aroundtown SA	651,665	5,246,848
Vonovia SE	236,044	11,637,427
		16,884,275
Hong Kong — 8.1%
CK Asset Holdings Ltd.	951,500	9,079,976
Hang Lung Properties Ltd.	1,656,000	4,382,044
Link REIT	855,500	7,567,845
New World Development Co. Ltd.	2,320,000	3,754,636
Sun Hung Kai Properties Ltd.	413,000	7,174,896
Wharf Real Estate Investment Co. Ltd.(1)	608,000	4,200,929
		36,160,326
India — 0.3%
Godrej Properties Ltd.(1)	104,172	1,309,607
Japan — 9.6%
Daiwa House REIT Investment Corp.	1,482	3,640,858
Japan Hotel REIT Investment Corp.	6,794	5,034,667
Mitsui Fudosan Co. Ltd.	499,200	13,066,447
Nippon Prologis REIT, Inc.	2,318	5,318,851
Orix JREIT, Inc.	2,623	4,038,896

Sumitomo Realty & Development Co. Ltd.	299,000	11,464,816
		42,564,535
Netherlands — 0.8%
InterXion Holding NV(1)	54,625	3,427,719
Philippines — 1.3%
Ayala Land, Inc.	5,044,500	4,351,250
SM Prime Holdings, Inc.	2,265,000	1,629,211
		5,980,461
Singapore — 3.4%
CapitaLand Commercial Trust	2,251,000	3,208,850
CapitaLand Ltd.	849,900	2,487,892
City Developments Ltd.	417,800	4,223,226
UOL Group Ltd.	750,700	5,236,244
		15,156,212
Spain — 2.1%
Hispania Activos Inmobiliarios SOCIMI SA	144,003	3,012,559
Inmobiliaria Colonial Socimi SA	324,553	3,624,523
Neinor Homes SA(1)	115,676	2,656,924
		9,294,006
Thailand — 0.8%
Central Pattana PCL	1,273,800	3,375,651
United Kingdom — 5.1%
Safestore Holdings plc	811,649	5,748,268
Segro plc	1,374,947	11,350,194
UNITE Group plc (The)	513,059	5,805,879
		22,904,341
United States — 43.9%
Agree Realty Corp.	56,672	2,728,190
Alexandria Real Estate Equities, Inc.	90,426	11,728,252
AvalonBay Communities, Inc.	37,762	6,434,645
Blackstone Group LP (The)	157,605	5,760,463
Camden Property Trust	71,075	6,152,252
CubeSmart	120,111	3,306,656
CyrusOne, Inc.	40,652	2,345,214
Empire State Realty Trust, Inc., Class A	174,770	3,416,754
Equinix, Inc.	9,528	4,337,050
Extra Space Storage, Inc.	80,308	6,704,112
GGP, Inc.	164,828	3,795,989
Healthcare Realty Trust, Inc.	168,120	5,021,744
Healthcare Trust of America, Inc., Class A	65,003	1,794,733
Hilton Worldwide Holdings, Inc.	55,571	4,759,656
Home Depot, Inc. (The)	27,634	5,551,671
Host Hotels & Resorts, Inc.	149,998	3,113,958
Invitation Homes, Inc.	333,664	7,504,103
Marriott International, Inc., Class A	71,558	10,543,356
Paramount Group, Inc.	264,545	3,976,111
Prologis, Inc.	333,511	21,714,901
Rayonier, Inc.	236,766	7,685,424
Regency Centers Corp.	103,966	6,540,501
SBA Communications Corp.(1)	32,577	5,684,687
Simon Property Group, Inc.	107,568	17,573,384
Starwood Property Trust, Inc.	185,801	3,788,482
STORE Capital Corp.	247,577	6,068,112

Sun Communities, Inc.	104,426	9,277,206
Sunstone Hotel Investors, Inc.	122,314	2,060,991
Taubman Centers, Inc.	15,630	963,590
UDR, Inc.	157,896	5,767,941
Weyerhaeuser Co.	249,620	9,370,735
		195,470,863
TOTAL COMMON STOCKS (Cost $384,714,375)		440,950,029
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.49% - 4.50%, 12/31/18 - 8/15/47, valued at $2,174,994), in a joint trading account at 1.050%, dated 1/31/18, due 2/1/18 (Delivery value $2,135,749)		2,135,687
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $1,815,834), at 0.54%, dated 1/31/18, due 2/1/18 (Delivery value $1,780,027)		1,780,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,411	2,411
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,918,098)		3,918,098
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $388,632,473)		444,868,127
OTHER ASSETS AND LIABILITIES — 0.1%		329,209
TOTAL NET ASSETS — 100.0%		$445,197,336

SECTOR ALLOCATION
(as a % of net assets)
Diversified	34.0%
Residential	18.3%
Retail	13.7%
Office	11.4%
Industrial	10.5%
Lodging/Resorts	6.1%
Self Storage	3.5%
Healthcare	1.5%
Cash and Equivalents*	1.0%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	1,593,264	31,928,768	—
United States	195,470,863	—	—
Other Countries	3,427,719	208,529,415	—
Temporary Cash Investments	2,411	3,915,687	—
	200,494,257	244,373,870	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2018